Consolidated statements of changes in equity (Unaudited) - USD ($) $ in Thousands	Total	Common Class A	IPO	Members' Equity	Common Stock	Common Stock Common Class A	Common Stock Common Class B	Common Stock IPO Common Class A	Additional Paid in Capital	Additional Paid in Capital IPO	Retained Earnings	Retained Earnings IPO	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning balance at Dec. 31, 2019	$ 284,811				$ 281,883								$ 0	$ 2,928
Net income (loss)	(118,548)				(117,405)									(1,143)
Member contribution by debt retirement	10,549				10,549
Ending balance at Dec. 31, 2020	176,812			$ 175,027	175,027								0	1,785
Net income (loss)	(25,989)	$ (8,606)		(25,998)										9
Noncontrolling interest of acquired business	1,228													1,228
Foreign currency translation	6												6
Ending balance at Mar. 31, 2021	152,057			149,029									6	3,022
Beginning balance at Dec. 31, 2020	176,812			175,027	175,027								0	1,785
Net income (loss)	(34,595)	(34,595)
Foreign currency translation	10
Ending balance at Jun. 30, 2021	143,455			140,551									10	2,894
Beginning balance at Dec. 31, 2020	176,812			175,027	175,027								0	1,785
Net income (loss)	(43,538)				(42,420)									(1,118)
Member contribution by debt retirement	18,000				18,000
Purchase of noncontrolling interests	(4,469)				(3,592)									(877)
Noncontrolling interest of acquired business	1,230													1,230
Foreign currency translation	75												56	19
Ending balance at Dec. 31, 2021	148,110			147,015	147,015								56	1,039
Beginning balance at Mar. 31, 2021	152,057			149,029									6	3,022
Net income (loss)	(8,606)			(8,478)										(128)
Foreign currency translation	4												4
Ending balance at Jun. 30, 2021	143,455			140,551									10	2,894
Beginning balance at Dec. 31, 2021	148,110			147,015	147,015								56	1,039
Net income (loss)	24,126			23,710										416
Member contributions	5,000			5,000
Deemed distribution	(3,664)			(3,664)
THRC related equity	72,931			72,931
Foreign currency translation	(136)												(102)	(34)
Ending balance at Mar. 31, 2022	246,367			244,992									(46)	1,421
Beginning balance at Dec. 31, 2021	148,110			147,015	$ 147,015								56	1,039
Net income (loss)	94,219	94,219
Foreign currency translation	(123)
Ending balance, Shares at Jun. 30, 2022						41,237	101,133
Ending balance at Jun. 30, 2022	(1,316,530)					$ 412	$ 1,011				$ (1,410,780)		(36)	92,863
Beginning balance at Mar. 31, 2022	246,367			244,992									(46)	1,421
Net income (loss)	70,093	$ 70,093
Net income prior to corporate reorganization	56,111			56,157										(46)
Issuance of shares, Shares							101,133,000	18,228,000
Issuance of shares, Value	1,011		$ 227,730				$ 1,011	$ 182		$ 227,548
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest	(382,050)			$ (301,149)		$ 209			$ (81,110)
Effect of corporate reorganization and reclassification to redeemable noncontrolling interest, Shares						20,895,000
Adjustment of redeemable noncontrolling interest to redemption amount	(154,233)		$ (1,438,348)						(28,805)	$ (146,438)	(125,428)	$ (1,291,910)
Class A shares issued to settle asset purchase, Shares						2,114,000
Class A shares issued to settle asset purchase	16,696					$ 21			16,675
Net income after corporate reorganization	(2,100)										6,558			(8,658)
Recognition of Flotek noncontrolling interest	99,617													99,617
Stock-based compensation	795								269					526
Stock-based compensation related to deemed contribution	11,252								11,252
Foreign currency translation	13												10	3
Additional paid-in capital related to tax receivable agreement	609								$ 609
Ending balance, Shares at Jun. 30, 2022						41,237	101,133
Ending balance at Jun. 30, 2022	$ (1,316,530)					$ 412	$ 1,011				$ (1,410,780)		$ (36)	$ 92,863